Subsequent Events (Details Narrative)										1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 21, 2024 USD ($) $ / shares shares	Oct. 14, 2024 USD ($) $ / shares shares	Jul. 30, 2024 USD ($)	Jun. 13, 2024 USD ($) shares	Mar. 08, 2024 USD ($) shares	Feb. 07, 2024 USD ($)	Aug. 31, 2023 d $ / shares	Dec. 28, 2021 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2024 shares	Aug. 13, 2024 $ / shares shares	Aug. 06, 2024 USD ($)	Jan. 31, 2023 $ / shares shares	Jan. 11, 2023 $ / shares	Sep. 30, 2022 USD ($)	Aug. 31, 2022 $ / shares	Aug. 01, 2022 $ / shares	Apr. 30, 2022 $ / shares	Apr. 29, 2022 $ / shares	Dec. 31, 2021 $ / shares	Mar. 09, 2021
Subsequent Event [Line Items]
Convertible notes payable											$ 10,000,000.0				$ 10,000,000.0		$ 10,000,000
Proceeds from issuance of debt									$ 494,925
Outstanding balance percentage									10.00%																10.00%					1.00%
Exercise price | $ / shares									$ 8.00									$ 111.04				$ 1.93			$ 16.00	$ 20.00	$ 8.00	$ 16.00	$ 8.00
Expected years																									4 years 6 months
Proceeds from convertible notes payable																$ 3,935,000	3,935,000	$ 550,715
Repayment of convertible note															$ 846,806		334,444
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares | shares																		3,750
Number of warrants issued | shares									62,500													127,260
Share Price | $ / shares								$ 1.00										$ 16.00		$ 1.00			$ 18.80
Consecutive trading days | d								30
Sale of stock consideration received per transaction							$ 2,250,000
Share based payment award description							(i) one share of the Company’s common stock, (ii) a warrant to purchase one share of the Company’s common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics.
Proceeds from issuance of common stock							$ 4,500,000
Restricted stock value
Convertible debt																	$ 2,254,856							$ 500,000
Purchase Agreement [Member]
Subsequent Event [Line Items]
Escrow deposit							2,250,000
Right offering							4,500,000
Escrow deposit							$ 2,250,000
Initial public offering description							Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through the Company’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors
Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares | shares																	297,625	352,443
Share Price | $ / shares																		$ 32.00
Restricted stock units | shares											5,002	3,722	15,625	1,876	24,349	1,876	10,650	3,500
Restricted stock value
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares	$ 1.42									$ 1.42
Number of warrants issued | shares	329,461									329,461
Gross proceeds from offering				$ 10,000,000						$ 3,900,000
Share Price | $ / shares																				$ 1.00
Reverse common stock shares outstanding | shares																			2,008,689	2,111,235
Sale of stock consideration received per transaction							$ 2,250,000
Share based payment award description							(i) one share of SHPH common stock, (ii) a warrant to purchase one share of SHPH common stock exercisable at a purchase price of $18.80 per share, and (iii) a percentage of equity interest in Diagnostics such that, assuming the sale of all $2,250,000 of Units, SRO LLC will own a 22% interest in Diagnostics.
Proceeds from issuance of common stock							$ 4,500,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Escrow deposit							2,250,000
Right offering							4,500,000
Escrow deposit							$ 2,250,000
Initial public offering description							Unless the parties waive the conditions to closing, in the event the full $4,500,000 is not raised, whether through SRO LLC or through SHPH’s existing stockholders, the Company will not close on the offering and any funds raised and held in escrow will be returned to investors.
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Restricted stock units | shares					28,455	12,500
Restricted stock value					$ 100,000	$ 41,840
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Convertible debt																					$ 600,000
Subsequent Event [Member] | Alliance Global Partners [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares	$ 1.40									$ 1.40
Price per share | $ / shares	$ 1.525									$ 1.525
Gross proceeds from offering	$ 4,500,000
Subsequent Event [Member] | Alliance Global Partners [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued | shares	395,574									395,574
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares | shares	2,950,820
Number of warrants issued | shares	2,950,820									2,950,820
Subsequent Event [Member] | Alliance Global Partners [Member] | Pre-funded Warrant [Member]
Subsequent Event [Line Items]
Exercise price | $ / shares	$ 0.001									$ 0.001
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares | shares	2,555,246
Number of warrants issued | shares	2,555,246									2,555,246
Price per share | $ / shares	$ 1.524									$ 1.524
Sale of stock price per share | $ / shares	$ 0.001									$ 0.001
Convertible Bridge Notes [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 600,000
Accruing interest percentage			14.50%
Original issue discount percentage		5.00%	5.00%
Proceeds from issuance of debt		$ 220,000	$ 570,000
Outstanding balance percentage			107.00%
Secured debt		231,579
Proceeds from secured debt		$ 790,000
Convertible Bridge Notes [Member] | Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes payable			$ 237,500
Repayment of convertible note			$ 250,000
Convertible Bridge Notes [Member] | Subsequent Event [Member] | Lenders [Member]
Subsequent Event [Line Items]
Warrants to purchase shares of common stock | shares		88,544	240,917
Exercise price | $ / shares		$ 1.49	$ 1.40
Expected years		5 years	5 years
Convertible Bridge Notes [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Convertible notes payable			$ 1,300,000